Shareholders' Equity and Regulatory Matters - Schedule of comparison of the actual capital amounts and ratios (Parenthetical) (Details)	Mar. 31, 2022	Dec. 31, 2020
Banking Regulation, Tier One Risk-Based Capital [Abstract]
CITI Capital Buffer Rate	2.50%	2.50%